Schedule of breakdown of gross profit and gross profit margin (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Disaggregation of Revenue [Line Items]
Revenues	$ 9,457,387	£ 6,892,544	£ 9,601,471	£ 6,005,563
Cost of revenue	7,523,581	5,483,186	7,458,966	4,920,593
Gross profit	$ 1,933,806	£ 1,409,358	£ 2,142,505	£ 1,084,970
Gross profit margin percentage	20.00%	20.00%	22.00%	18.00%
Retrofit Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 8,453,107	£ 6,160,625	£ 8,460,981	£ 5,494,112
Cost of revenue	6,733,397	4,907,299	7,021,289	4,501,255
Gross profit	$ 1,719,712	£ 1,253,326	£ 1,439,692	£ 992,857
Gross profit margin percentage	20.00%	20.00%	17.00%	18.00%
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,004,280	£ 731,919	£ 1,140,490	£ 511,451
Cost of revenue	790,184	575,887	437,677	419,338
Gross profit	$ 214,094	£ 156,032	£ 702,813	£ 92,113
Gross profit margin percentage	21.00%	21.00%	62.00%	18.00%